FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5047


                          Tax-Free Fund of Colorado
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: September 30, 2007




Item 1. Schedule of Investments.


                     TAX FREE FUND OF COLORADO
                      SCHEDULE OF INVESTMENTS
                        September 30, 2007
                            (unaudited)

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

                                                                                         Rating
  Principal                                                                             Moody's/
   Amount             General Obligation Bonds (32.4%)                                    S&P             Value  (a)
--------------------- --------------------------------------------------------------------------------------------- -

                      City & County (1.0%)


                      Denver, Colorado City & County Art Museum
 $ 2,000,000          5.000%, 08/01/15                                                  Aa1/AA+       $  2,111,180
                                                                                                    ---------------

                      Metropolitan District (6.8%)


                      Arapahoe, Colorado Park & Recreation District
  1,070,000           5.000%, 12/01/17 FGIC Insured                                      Aaa/NR          1,124,998

                      Aspen Grove Business Improvement District, Colorado
                        Refunding
  1,150,000           4.750%, 12/01/21Radian Insured                                     NR/AA           1,137,086

                      Castle Pines, Colorado Metropolitan District
  1,060,000           5.500%, 12/01/07 FSA Insured                                      Aaa/AAA          1,063,201

                      Fiddlers Business Improvement District Greenwood Village,
                       Colorado Refunding & Capital
                      Improvement-Sr. Lien-Series 1
  1,000,000           5.000%, 12/01/22 ACA Insured                                        NR/A             997,830

                      Foothills, Colorado Park & Recreational District
  1,310,000           5.000%, 12/01/12 FSA Insured                                       Aaa/NR          1,378,670
  1,325,000           5.000%, 12/01/13 FSA Insured                                       Aaa/NR          1,392,893

                      Highlands Ranch, Colorado Metropolitan District #1,
                        Refunding
  1,000,000           5.750%, 09/01/08 AMBAC Insured                                    Aaa/AAA          1,020,330
  1,730,000           5.750%, 09/01/09 AMBAC Insured                                    Aaa/AAA          1,801,622

                      Hyland Hills Metro Park & Recreation District, Colorado
                        Special Revenue Refunding & Improvement
  1,275,000           4.375%, 12/15/26 ACA Insured                                        NR/A           1,124,563

                      North Metro Fire Rescue District, Colorado
  1,200,000           4.625%, 12/01/20 AMBAC Insured                                    Aaa/AAA          1,245,792

                      South Suburban, Colorado Park & Recreational District
  1,365,000           5.125%, 12/15/09 FGIC Insured                                     Aaa/AAA          1,390,935

                                                                                                    ---------------
                      Total Metropolitan District                                                        13,677,920
                                                                                                    ---------------

                      School Districts (24.6%)


                      Adams County, Colorado School District #12 (Adams 12
                        Five Star Schools)
  1,255,000           5.625%, 12/15/08 FGIC Insured Pre-Refunded                        Aaa/AAA          1,272,557
  1,170,000           5.000%, 12/15/12 MBIA Insured                                     Aaa/AAA          1,231,858
   830,000            5.000%, 12/15/12 MBIA Insured Pre-Refunded                        Aaa/AAA            876,530

                      Adams County, Colorado School District #14
  1,275,000           5.750%, 12/01/08 FSA Insured Pre-Refunded                         Aaa/AAA          1,292,098

                      Arapahoe County, Colorado Cherry Creek School District #5
  1,000,000           5.500%, 12/15/08                                                   Aa2/AA          1,023,600
  2,760,000           5.500%, 12/15/11 Pre-Refunded                                      Aa2/AA          2,876,941
  2,750,000           5.500%, 12/15/12 Pre-Refunded                                      Aa2/AA          2,866,518

                      Boulder Valley, Colorado School District
  1,215,000           5.500%, 12/01/08 FGIC Insured                                     Aaa/AAA          1,230,807

                      Clear Creek, Colorado School District
  1,000,000           5.000%, 12/01/16 FSA Insured                                      Aaa/AAA          1,055,230

                      Denver, Colorado City & County School District #1 Series
                       A Refunding
  1,000,000           5.600%, 06/01/08                                                  Aa3/AA-          1,013,750

                      Douglas & Elbert Counties, Colorado School District
                       # Re-1, Series 1992
  2,000,000           5.250%, 12/15/11 FGIC Insured Pre-Refunded                        Aaa/AAA          2,075,100

                      El Paso County, Colorado School District #11 Colorado
                       Springs
  1,330,000           6.250%, 12/01/08                                                  Aa3/AA-          1,369,036

                      El Paso County, Colorado School District #20
  1,000,000           6.150%, 12/15/08 MBIA Insured                                     Aaa/AAA          1,031,170
  1,500,000           5.000%, 12/15/14 FGIC Insured                                      Aaa/NR          1,593,585

                      El Paso County, Colorado School District #38
  1,110,000           5.700%, 12/01/12 Pre-Refunded                                      Aa3/NR          1,181,051

                      El Paso County, Colorado School District #49
  1,500,000           5.500%, 12/01/13 FSA Insured Pre-Refunded                         Aaa/AAA          1,632,750
  1,000,000           5.250%, 12/01/14 FGIC Insured Pre-Refunded                        Aaa/AAA          1,065,180

                      Garfield County, Colorado School District
  1,250,000           5.000%, 12/01/17 FSA Insured                                       Aaa/NR          1,314,250

                      Jefferson County, Colorado School District # R-1
  3,000,000           5.500%, 12/15/09 FGIC Insured Pre-Refunded                        Aaa/AAA          3,100,320
  2,340,000           5.250%, 12/15/11 FGIC Insured Pre-Refunded                        Aaa/AAA          2,411,440
  1,000,000           5.500%, 12/15/13 FGIC Insured Pre-Refunded                        Aaa/AAA          1,033,440

                      La Plata County, Colorado School District #9
  1,500,000           5.000%, 11/01/18 MBIA Insured Pre-Refunded                         Aaa/NR          1,598,055

                      Larimer County, Colorado School District #R1 Poudre
                       Series A Refunding
  2,100,000           5.250%, 12/15/11                                                  Aa3/AAA          2,139,228

                      Pueblo County, Colorado School District #70
  1,040,000           5.500%, 12/01/09 AMBAC Insured                                    Aaa/AAA          1,043,307
  1,000,000           5.000%, 12/01/15 FGIC Insured                                     Aaa/AAA          1,050,060
  3,440,000           5.000%, 12/01/16 FGIC Insured                                     Aaa/AAA          3,602,712

                      Teller County, Colorado School District #2 Woodland Park
  1,265,000           5.000%, 12/01/17 MBIA Insured                                     Aaa/AAA          1,351,969

                      Weld and Adams Counties, Colorado School District #3J
  1,000,000           5.500%, 12/15/10 AMBAC Insured Pre-Refunded                       Aaa/AAA          1,042,800

                      Weld County, Colorado School District #2
  1,315,000           5.000%, 12/01/15 FSA Insured                                      Aaa/AAA          1,392,046

                      Weld County, Colorado School District #6
  1,195,000           5.000%, 12/01/15 FSA Insured Pre-Refunded                         Aaa/AAA          1,261,430

                      Weld County, Colorado School District #8
  1,115,000           5.000%, 12/01/15 FSA Insured                                      Aaa/AAA          1,188,958
  1,385,000           5.250%, 12/01/17 FSA Insured                                      Aaa/AAA          1,493,044

                                                                                                    ---------------
                      Total School Districts                                                            49,710,820
                                                                                                    ---------------

                      Total General Obligation Bonds                                                    65,499,920
                                                                                                    ---------------

                      Revenue Bonds (65.4%)


                      Electric (1.4%)


                      Colorado Springs, Colorado Utilities Revenue
  1,660,000           5.000%, 11/15/17                                                   Aa2/AA          1,749,408

                      Colorado Springs, Colorado Utilities Revenue Subordinated
                        Lien Improvement Series A
  1,000,000           5.000%, 11/15/17                                                   Aa2/AA          1,059,860

                                                                                                    ---------------
                      Total Electric                                                                     2,809,268
                                                                                                    ---------------

                      Higher Education (10.7%)


                      Boulder, Colorado Development Revenue UCAR
  1,760,000           5.000%, 09/01/16 MBIA Insured                                     Aaa/AAA          1,853,755
  1,130,000           5.000%, 09/01/17 AMBAC Insured                                    Aaa/AAA          1,195,630

                      Colorado Educational & Cultural Facility Authority
                        Johnson & Wales
   860,000            5.000%, 04/01/18 XLCA Insured                                     Aaa/AAA            898,588

                      Colorado Educational & Cultural Facility Authority
                        University of Colorado Foundation Project
  2,110,000           5.000%, 07/01/17 AMBAC Insured                                    Aaa/AAA          2,239,554
  1,865,000           5.375%, 07/01/18 AMBAC Insured                                    Aaa/AAA          2,009,780

                      Colorado Educational & Cultural Facility Authority
                       Refunding University of Denver Project Series B
  1,050,000           4.500%, 03/01/19 FGIC Insured                                     Aaa/AAA          1,075,085

                      Colorado Mountain Jr. College District Student Housing
                        Facilities Enterprise Revenue
  1,000,000           4.500%, 06/01/18 MBIA Insured                                     Aaa/AAA          1,022,010

                      Colorado Post Secondary Educational Facility
   860,000            5.500%, 03/01/08 MBIA Insured                                     Aaa/AAA            866,983

                      Colorado State University System
  1,530,000           5.000%, 03/01/17 AMBAC Insured                                     Aaa/NR          1,612,100

                      University of Colorado Enterprise System
  1,000,000           5.000%, 06/01/11                                                  Aa3/AA-          1,047,920
  2,325,000           5.000%, 06/01/15 AMBAC Insured                                    Aaa/AAA          2,465,477
  1,735,000           5.000%, 06/01/16                                                  Aa3/AA-          1,856,485
  1,000,000           5.250%, 06/01/17 FGIC Insured                                     Aaa/AAA          1,082,710

                      University of Northern Colorado Auxiliary Facilities
   875,000            5.750%, 06/01/08 MBIA Insured ETM                                 Aaa/AAA            887,994
  1,390,000           5.000%, 06/01/15 AMBAC Insured                                    Aaa/AAA          1,451,758

                                                                                                    ---------------
                      Total Higher Education                                                            21,565,829
                                                                                                    ---------------

                      Hospital (5.4%)


                      Colorado Health Facility Authority Hospital Revenue,
                       Catholic Health Initiatives Series A
  1,000,000           5.375%, 12/01/09 Pre-Refunded                                      Aa2/AA          1,022,070

                      Colorado Health Facility Authority Hospital Revenue,
                       Sisters of Charity - Health Care
  1,000,000           6.250%, 05/15/09 AMBAC Insured, ETM                               Aaa/AAA          1,041,690

                      Colorado Health Facility Authority Hospital Revenue,
                       Sisters of Charity - Leavenworth
  1,000,000           5.500%, 12/01/08 MBIA Insured                                     Aaa/AAA          1,021,360
  1,500,000           5.250%, 12/01/10 MBIA Insured                                     Aaa/AAA          1,530,000

                      Colorado Health Facility Authority Revenue, Catholic
                       Health Initiatives-A
  1,500,000           5.000%, 09/01/21                                                   Aa2/AA          1,557,855

                      Colorado Health Facility Authority Revenue, Evangelical
                        Lutheran Project
  1,000,000           5.250%, 06/01/21                                                   A3/A-           1,037,260

                      Denver, Colorado Health & Hospital Authority Healthcare
                        Revenue Series A Refunding
  1,230,000           5.000%, 12/01/20                                                   NR/BBB          1,210,123

                      Park Hospital District Larimer County, Colorado Limited
                        Tax Revenue
  1,010,000           4.500%, 01/01/21 Assured Guaranty Insured                         Aa1/AAA          1,026,645

                      University of Colorado Hospital Authority Hospital Revenue
  1,475,000           5.500%, 11/15/07 AMBAC Insured                                     Aaa/NR          1,478,039

                                                                                                    ---------------
                      Total Hospital                                                                    10,925,042
                                                                                                    ---------------

                      Housing (1.3%)


                      Colorado Housing & Finance Authority
   445,000            6.050%, 10/01/16 Series 1999A3                                     Aa2/NR            451,929
   15,000             6.125%, 11/01/23 Series 1998D3                                     Aa2/NR             15,290

                      Colorado Housing & Finance Authority Multi-Family/Project
                       Bonds
  1,575,000           4.250%, 10/01/17 Class II 2004 Series A-3                          Aa2/AA          1,575,000

                      Colorado Housing & Finance Authority, Single Family
                       Program Refunding
   185,000            5.000%, 08/01/13 Series 2001 Series B                              A1/A+             185,633

                      Colorado Housing Finance Authority, Single Family Mortgage
   20,000             5.625%, 06/01/10 Series 1995D                                      Aa2/NR             20,214
   20,000             5.750%, 11/01/10 Series 1996A                                      Aa2/NR             20,066

                      Colorado Housing Finance Authority, Single Family Mortgage
   40,000             5.700%, 10/01/22 2000C3                                            Aa2/AA             40,600

                      Colorado Housing Finance Authority, Single Family Mortgage
                        Subordinated
   100,000            5.400%, 10/01/12 2000D                                             A1/A+             100,791

                      Denver, Colorado Single Family Mortgage Revenue
   100,000            5.000%, 11/01/15 GNMA Insured                                      NR/AAA            101,468

                                                                                                    ---------------
                      Total Housing                                                                       2,510,991
                                                                                                    ---------------

                      Lease (11.6%)


                      Aurora, Colorado COP
  2,105,000           5.250%, 12/01/13 AMBAC Insured Pre-Refunded                       Aaa/AAA          2,212,944

                      Broomfield, Colorado COP
  2,500,000           5.100%, 12/01/12 AMBAC Insured                                     Aaa/NR          2,607,950

                      Colorado Educational & Cultural Facilities Authority
                       Revenue, Ave Maria School Project Refunding
  1,000,000           4.850%, 12/01/25 Radian Insured                                    NR/AA             967,110

                      Denver, Colorado City and County COP (Roslyn Fire)
  1,835,000           5.000%, 12/01/15                                                   Aa2/AA          1,923,245

                      El Paso County, Colorado COP
  1,100,000           5.250%, 12/01/09 MBIA Insured                                     Aaa/AAA          1,139,908

                      El Paso County, Colorado COP (Judicial Building)
  1,760,000           5.000%, 12/01/16 AMBAC Insured                                    Aaa/AAA          1,876,741

                      El Paso County, Colorado COP (Pikes Peak Regional
                        Development Authority)
  1,925,000           5.000%, 12/01/18 AMBAC Insured                                    Aaa/AAA          2,031,241

                      Fort Collins, Colorado Lease COP Series A
  3,020,000           4.750%, 06/01/18 AMBAC Insured                                     Aaa/NR          3,145,783

                      Fremont County, Colorado COP Refunding & Improvement
                       Series A
  2,075,000           5.000%, 12/15/18 MBIA Insured                                     Aaa/AAA          2,190,163

                      Golden, Colorado COP
  1,575,000           4.375%, 12/01/20 FGIC Insured                                     Aaa/AAA          1,593,317

                      Lakewood, Colorado COP
  1,440,000           5.200%, 12/01/13 AMBAC Insured Pre-Refunded                       Aaa/AAA          1,511,712

                      Northern Colorado Water Conservancy District COP
  1,000,000           5.000%, 10/01/15 MBIA Insured                                     Aaa/AAA          1,056,920

                      Westminster, Colorado COP
  1,055,000           5.350%, 09/01/11 MBIA Insured                                     Aaa/AAA          1,101,409

                                                                                                    ---------------
                      Total Lease                                                                       23,358,443
                                                                                                    ---------------

                      Sales Tax (14.3%)


                         Boulder, Colorado
  1,045,000           5.250%, 08/15/10 AMBAC Insured                                    Aaa/AAA          1,077,719

                      Boulder, Colorado Open Space Acquisition
  1,250,000           5.500%, 08/15/12                                                  Aa1/AA+          1,316,875

                      Boulder, Colorado Open Space Capital Improvement
  3,065,000           5.000%, 07/15/16 MBIA Insured                                     Aaa/AAA          3,236,671
  1,630,000           5.000%, 07/15/17 MBIA Insured                                     Aaa/AAA          1,715,461

                      Boulder, Colorado Sales & Use Tax Open Space Series A
  1,000,000           5.450%, 12/15/12 FGIC Insured Pre-Refunded                        Aaa/AAA          1,051,030

                      Colorado Springs, Colorado Sales & Use Tax Revenue Service
                        Sales
  1,320,000           5.000%, 12/01/12                                                   A1/AA           1,357,752

                      Denver, Colorado City & County Excise Tax Revenue
  2,000,000           5.375%, 09/01/10 FSA Insured                                      Aaa/AAA          2,069,040
  1,000,000           5.000%, 09/01/11 FSA Insured Pre-Refunded                         Aaa/AAA          1,046,170
  2,260,000           5.000%, 09/01/12 FSA Insured Pre-Refunded                         Aaa/AAA          2,364,344

                      Douglas County, Colorado Sales & Use Tax Open Space Revenue
  1,780,000           5.500%, 10/15/12 FSA Insured                                      Aaa/AAA          1,878,434

                      Golden, Colorado Sales & Use Tax
  1,265,000           5.000%, 12/01/12 AMBAC Insured                                    Aaa/AAA          1,331,311

                      Jefferson County, Colorado Open Space Sales Tax
  1,245,000           5.000%, 11/01/11 FGIC Insured                                     Aaa/AAA          1,280,308
  1,600,000           5.000%, 11/01/13 AMBAC Insured                                    Aaa/AAA          1,680,480
  1,080,000           5.000%, 11/01/14 AMBAC Insured                                    Aaa/AAA          1,131,829

                      Lakewood, Colorado Sales & Use Tax Revenue
  1,040,000           5.250%, 12/01/09                                                   NR/AAA          1,075,537

                      Larimer County, Colorado Sales Tax Revenue Bond
  1,000,000           5.500%, 12/15/12 AMBAC Insured                                    Aaa/AAA          1,059,370

                      Longmont, Colorado Sales & Use Tax
  1,875,000           5.500%, 11/15/14 Pre-Refunded                                      NR/AA+          1,983,600

                      Thornton, Colorado Sales Tax
  1,000,000           5.000%, 09/01/14 FSA Insured                                      Aaa/AAA          1,046,160

                      Westminster, Colorado Special Purpose Sales & Use Tax
                        Revenue Post Project Series B
  1,055,000           5.500%, 12/01/07 FGIC Insured                                     Aaa/AAA          1,058,186
   120,000            5.500%, 12/01/07 Pre-Refunded ETM                                 Aaa/AAA            120,354

                                                                                                    ---------------
                      Total Sales Tax                                                                    28,880,631
                                                                                                    ---------------

                      Transportation (5.3%)


                      Colorado Department of Transportation-Tax Revenue
                        Anticipation Note
  1,000,000           6.000%, 06/15/13 AMBAC Insured Pre-Refunded                       #Aaa/AAA         1,067,830

                      Northwest Parkway, Colorado Public Highway Authority
                       Series A
  2,515,000           5.150%, 06/15/14 AMBAC Insured                                    Aaa/AAA          2,677,494

                      Regional Transportation District, Colorado COP
  1,190,000           5.000%, 06/01/15 AMBAC Insured                                    Aaa/AAA          1,253,284
  1,510,000           4.850%, 06/01/18 AMBAC Insured                                    Aaa/AAA          1,590,045

                      Regional Transportation District, Colorado Sales Tax
                       Revenue
  2,000,000           5.000%, 11/01/13 FGIC Insured                                     Aaa/AAA          2,095,160
  1,000,000           5.000%, 11/01/16 FGIC Insured Pre-Refunded                        Aaa/AAA          1,051,770

                      Walker Field, Colorado Public Airport Authority Airport
                       Revenue
  1,000,000           5.000%, 12/01/22                                                  BAA3/NR            980,160

                                                                                                    ---------------
                      Total Transportation                                                               10,715,743
                                                                                                    ---------------

                      Water & Sewer (13.3%)


                      Boulder, Colorado Water & Sewer Revenue
  1,000,000           5.400%, 12/01/14                                                  Aa2/AA+          1,055,730

                      Boulder, Colorado Water & Sewer Revenue Series C
  2,420,000           4.500%, 12/01/18                                                  Aa2/AA+          2,489,841

                      Broomfield, Colorado Sewer and Waste Water Revenue
  1,985,000           5.000%, 12/01/15 AMBAC Insured                                     Aaa/NR          2,101,400
  1,000,000           5.000%, 12/01/16 AMBAC Insured                                     Aaa/NR          1,055,870

                      Broomfield, Colorado Water Activity Enterprise
  1,500,000           5.300%, 12/01/12 MBIA Insured                                      Aaa/NR          1,590,720
  1,730,000           5.250%, 12/01/13 MBIA Insured                                      Aaa/NR          1,829,406

                      Colorado Clean Water Revenue
   830,000            5.375%, 09/01/10 Pre-Refunded                                     Aaa/AAA            844,185
   170,000            5.375%, 09/01/10 Un-Refunded portion                              Aaa/AAA            172,814

                      Colorado Metro Wastewater Reclamation District
  1,270,000           5.250%, 04/01/09                                                   Aa2/AA          1,280,541

                      Colorado Water Resource & Power Development Authority
  2,675,000           5.000%, 09/01/16 MBIA Insured                                     Aaa/AAA          2,866,744
  1,855,000           5.000%, 09/01/17 MBIA Insured                                     Aaa/AAA          1,978,673

                      Colorado Water Resource & Power Development Authority
                       Clean Water Revenue Series A
  1,375,000           5.000%, 09/01/12 Pre-Refunded                                     Aaa/AAA          1,447,160
   260,000            5.000%, 09/01/12 Un-Refunded portion                              Aaa/AAA            273,549

                      Colorado Water Resource & Power Development Authority
                       Clean Water Revenue Series B
   820,000            5.500%, 09/01/09 Pre-Refunded                                     Aaa/AAA            834,924
   180,000            5.500%, 09/01/09 Un-Refunded portion                              Aaa/AAA            183,098

                      Colorado Water Resource & Power Development Authority
                        Small Water Resource Series A
   600,000            5.550%, 11/01/13 FGIC Insured Un-Refunded portion                 Aaa/AAA            634,140
   400,000            5.550%, 11/01/13 FGIC Insured Pre-Refunded                        Aaa/AAA            423,476

                      Denver, Colorado City and County Wastewater Revenue
  1,560,000           5.000%, 11/01/15 FGIC Insured                                     Aaa/AAA          1,650,090

                      Pueblo, Colorado Board Water Works
  1,000,000           5.500%, 11/01/10 FSA Insured                                      Aaa/AAA          1,057,250

                      Thornton, Colorado Water Enterprise Revenue
  1,445,000           4.500%, 12/01/18 MBIA Insured                                     Aaa/AAA          1,483,191

                      Ute, Colorado  Water Conservancy District
  1,570,000           5.500%, 06/15/12 MBIA Insured                                     Aaa/AAA          1,647,652

                                                                                                    --------------
                      Total Water & Sewer                                                               26,900,454
                                                                                                    --------------

                      Miscellaneous Revenue (2.1%)


                      Denver, Colorado City & County Helen Bonfils Project
  1,755,000           5.875%, 12/01/09                                                   NR/A+           1,761,423

                      South Suburban, Colorado Park & Recreational District

   350,000            6.000%, 11/01/07                                                  Baa2/NR            350,266

                      Thornton, Colorado Development Authority Tax Increment
                        North Washington Street Urban Renewal Project
  1,040,000           4.500%, 12/01/18 MBIA Insured                                     Aaa/AAA          1,067,487

                      Westminster, Colorado Golf Course Activity
  1,000,000           5.400%, 12/01/13 Radian Group, Inc. Insured                        NR/AA           1,024,650

                                                                                                    --------------
                      Total Miscellaneous Revenue                                                        4,203,826
                                                                                                    --------------

                      Total Revenue Bonds                                                              131,870,227
                                                                                                    --------------

                      Total Investments (cost $192,140,193-note b)                       97.8%         197,370,147
                      Other assets less liabilities                                       2.2            4,341,499
                                                                                      ----------------------------
                                                                                         100.0%    $   201,711,646
                                                                                      ============================



                      Portfolio Distribution By Quality            Percent of
                        Rating (unaudited)                         Portfolio


                      Aaa of Moody's or AAA of S&P                   77.1

                      Aa of Moody's or AA of S&P                     18.9

                       A of Moody's or S&P                            2.6

                      Baa of Moody's or BBB of S&P                    1.3
                                                                   -------

                                                                    100.0
                                                                   =======

                     PORTFOLIO ABBREVIATIONS:
                     ------------------------

    ACA -American Capital Assurance Financial Guaranty Corp.
    AMBAC - American Municipal Bond Assurance Corp.
    COP -Certificates of Participation
    ETM -Escrowed to Maturity
    FGIC - Financial Guaranty Insurance Co.
    FSA - Financial Security Assurance
    GNMA -Government National Mortgage Association
    MBIA - Municipal Bond Investors Assurance
    NR - Not Rated
    UCAR- University Corporation for Atmospheric Research
    XLCA - XL Capital Assurance

          See accompanying notes to financial statements.

                   NOTES TO FINANCIAL STATEMENTS
                     TAX-FREE FUND OF COLORADO

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $192,115,621 amounted to $5,254,526, which consisted of aggregate gross unrealized appreciation of $5,697,516 and aggregate gross unrealized depreciation of $442,990.




Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      --------------------------------
	Diana P. Herrmann
 	President and Trustee
      	November 26, 2007

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 26, 2007